Loans and financing - Schedule of Covenants Related to Leverage and Debt Coverage Ratios (Detail)	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1,200
Leverage ratio	5,500
Maximum | Ninth and Tenth Issuance Of Debentures [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio	6.5
Maximum | Credit facility agreement (CFA) [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio	6.5
Maximum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	6.5
Maximum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, quarterly [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio	5.5
Minimum | Ninth and Tenth Issuance Of Debentures [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Minimum | Credit facility agreement (CFA) [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Minimum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Leverage ratio	1.2